Earnings Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share
Earnings Per Share

Note 15: Earnings Per Share

Earnings per share (EPS) were computed as follows:

	Year Ended December 31, 2019
		Weighted-
	Net	Average	Per Share
	Income	Shares	Amount
	(In thousands)

Net income	$6,810

Less allocated earnings on non-vested restricted stock	(111)
Less allocated dividends on non-vested restricted stock	(145)
Net income allocated to common stockholders	6,554
		5,525,965
Basic and diluted earnings per share			$1.19

	Year Ended December 31, 2018
		Weighted-
	Net	Average	Per Share
	Income	Shares	Amount
	(In thousands)

Net income	$4,282

Less allocated earnings on non-vested restricted stock	(59)
Less allocated dividends on non-vested restricted stock	(155)
Net income allocated to common stockholders	4,068
		4,952,471
Basic and diluted earnings per share			$0.82